Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations
Schedule of reconcile business combination of financial position

Recapitalization
Cash - FEAC trust and cash, net of redemptions	$689,979
Cash - Private Placement Financing	158,531
Non-cash net assets assumed from FEAC	—
Less: cash consideration paid to Old Skillz stockholders	(566,204)
Less: transaction costs and advisory fees	(35,822)
Net Business Combination and Private Placement Financing	246,484
Less: non-cash net assets assumed from FEAC	—
Less: accrued transaction costs and advisor fees	(16,058)
Net cash contributions from Business Combination and PIPE Financing	$230,426

Schedule of business combination common stock issued

Recapitalization
Common stock, outstanding prior to Business Combination	69,000,000
Less: redemption of FEAC shares	(2,140)
Common stock of FEAC	68,997,860
FEAC sponsor shares	6,350,200
Earnout shares	10,000,000
Shares issued in Private Placement Financing	15,853,052
Business Combination and Private Placement Financing shares - Class A common stock	101,201,112
Old Skillz shares converted to New Skillz Class A common stock(1)	191,932,861
Old Skillz shares converted to New Skillz Class B common stock(2)	76,663,551
Total shares of common stock immediately after Business Combination	369,797,524

(1)The number of Old Skillz shares converted to Class A common stock was determined from 332,690,933 shares of Old Skillz Class B common stock outstanding immediately prior to the closing of the Business Combination, including shares of redeemable convertible preferred stock, converted at the Exchange Ratio, less 56,620,419 shares of New Skillz stock which were repurchased from Old Skillz stockholders as part of the Business Combination. All fractional shares were rounded down.

(2)The number of Old Skillz shares converted to Class B common stock was determined from the 102,614,847 shares of Old Skillz Class A common stock outstanding immediately prior to the closing of the Business Combination, including shares of convertible preferred stock, converted at the Exchange Ratio. All fractional shares were rounded down.